Note 6 - Segment Information (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Three months ended March 31,
	2021	2020
Revenue:
United States	$2,260	$2,151
Canada	580	624
Other countries	17	17
Total revenue	$2,857	$2,792